NOTE 2- Significant accounting policies: k. Restricted cash (Policies)	12 Months Ended
Dec. 31, 2024
Policies
k. Restricted cash:	k.Restricted cash: Restricted cash is considered by the Company to be deposits held in bank which are used mainly as security for guarantees.